Guarantor and Non-Guarantor Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

Note 16—Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of March 31, 2011 and December 31, 2010 and the Condensed Consolidating Statements of Operations and Statements of Cash Flows for the three months ended March 31, 2011 and 2010, of (a) The Hertz Corporation, ("the Company" or "the Parent"); (b) the Parent's subsidiaries that guarantee the Parent's indebtedness, or the Guarantor Subsidiaries; (c) the Parent's subsidiaries that do not guarantee the Parent's indebtedness, or the Non-Guarantor Subsidiaries; (d) elimination entries necessary to consolidate the Parent with the Guarantor Subsidiaries and Non-Guarantor Subsidiaries; and of (e) the Company on a consolidated basis.

Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. Separate financial statements and other disclosures with respect to the Guarantor Subsidiaries have not been provided as management believes the following information is sufficient, as the Guarantor Subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional. Additionally, substantially all of the assets of the Guarantor Subsidiaries are pledged under the Senior Credit Facilities, and consequently will not be available to satisfy the claims of our general creditors.

We have revised our Condensed Consolidated Statement of Cash Flows for the three months ended March 31, 2010 to reflect a reclassification of revenue earning equipment expenditures between the operating and investing sections of the Parent, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. We previously reported "Net cash provided by (used in) operating activities" of $(350.2) million for the Parent, $6.4 million for the Guarantor Subsidiaries and $732.9 million for the Non-Guarantor Subsidiaries for the three months ended March 31, 2010. We previously reported "Net cash used in investing activities" of $7.4 million for the Parent, $5.4 million for the Guarantor Subsidiaries, and $490.5 million for the Non-Guarantor Subsidiaries for the three months ended March 31, 2010. There was no impact to The Hertz Corporation's Consolidated Statement of Cash Flows. Management has concluded that this footnote revision is not material to our previously issued financial statements.

CONDENSED CONSOLIDATING BALANCE SHEET
March 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$815,886	$15,926	$533,931	$—	$1,365,743
Restricted cash and cash equivalents	18,358	12,671	159,857	—	190,886
Receivables, less allowance for doubtful accounts	237,992	151,842	921,921	—	1,311,755
Due from Hertz affiliate	510,025	54,908	318,616	(875,929)	7,620
Inventories, at lower cost or market	25,845	32,741	38,886	—	97,472
Prepaid expenses and other assets	1,924,299	8,099	158,470	(1,669,407)	421,461
Revenue earning equipment, net	157,395	1,256,055	7,987,810	—	9,401,260
Property and equipment, net	752,026	173,859	260,624	—	1,186,509
Investment in subsidiaries, net	4,060,341	29,763	—	(4,090,104)	—
Other intangible assets, net	109,797	2,333,670	92,103	—	2,535,570
Goodwill	71,835	12,320	225,340	—	309,495

Total assets	$8,683,799	$4,081,854	$10,697,558	$(6,635,440)	$16,827,771

LIABILITIES AND EQUITY
Due to Hertz affiliate	$366,745	$262,627	$246,557	$(875,929)	$—
Accounts payable	109,191	74,630	1,021,106	—	1,204,927
Accrued liabilities	621,952	29,641	323,585	—	975,178
Accrued taxes	68,960	175,913	59,447	(155,261)	149,059
Debt	4,991,226	108	5,366,273	—	10,357,607
Public liability and property damage	108,717	16,655	156,755	—	282,127
Deferred taxes on income	—	1,284,250	1,651,612	(1,514,147)	1,421,715

Total liabilities	6,266,791	1,843,824	8,825,335	(2,545,337)	14,390,613

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,417,008	2,238,030	1,852,073	(4,090,103)	2,417,008
Noncontrolling interest	—	—	20,150	—	20,150

Total equity	2,417,008	2,238,030	1,872,223	(4,090,103)	2,437,158

Total liabilities and equity	$8,683,799	$4,081,854	$10,697,558	$(6,635,440)	$16,827,771

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$1,754,378	$5,180	$614,448	$—	$2,374,006
Restricted cash and cash equivalents	16,092	25,468	166,016	—	207,576
Receivables, less allowance for doubtful accounts	265,195	166,483	924,875	—	1,356,553
Due from Hertz affiliate	501,735	47,166	313,466	(862,367)	—
Inventories, at lower cost or market	21,164	31,734	34,531	—	87,429
Prepaid expenses and other assets	1,756,704	6,814	169,539	(1,588,131)	344,926
Revenue earning equipment, net	166,316	1,265,641	7,507,452	—	8,939,409
Property and equipment, net	735,770	178,691	249,108	—	1,163,569
Investment in subsidiaries, net	4,044,084	47,109	—	(4,091,193)	—
Other intangible assets, net	114,840	2,334,500	101,219	—	2,550,559
Goodwill	71,835	9,971	218,368	—	300,174

Total assets	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

LIABILITIES AND EQUITY
Due to Hertz affiliate	$360,069	$191,832	$311,862	$(862,367)	$1,396
Accounts payable	144,261	177,170	623,542	—	944,973
Accrued liabilities	681,125	30,961	355,916	—	1,068,002
Accrued taxes	51,916	174,553	22,331	(112,403)	136,397
Debt	5,601,707	112	5,317,526	—	10,919,345
Public liability and property damage	110,346	16,939	151,400	—	278,685
Deferred taxes on income	—	1,284,768	1,651,172	(1,475,728)	1,460,212

Total liabilities	6,949,424	1,876,335	8,433,749	(2,450,498)	14,809,010

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,498,689	2,242,422	1,848,771	(4,091,193)	2,498,689
Noncontrolling interest	—	—	16,502	—	16,502

Total equity	2,498,689	2,242,422	1,865,273	(4,091,193)	2,515,191

Total liabilities and equity	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$930,353	$218,869	$1,207,626	$(576,845)	$1,780,003

Expenses:
Direct operating	556,178	140,855	376,632	—	1,073,665
Depreciation of revenue earning equipment	465,685	58,576	488,673	(576,845)	436,089
Selling, general and administrative	88,180	19,771	74,239	—	182,190
Interest expense	104,484	7,156	73,121	—	184,761
Interest income	(358)	(1)	(1,496)	—	(1,855)
Other (income) expense, net	51,742	(9)	143	—	51,876

Total expenses	1,265,911	226,348	1,011,312	(576,845)	1,926,726

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(335,558)	(7,479)	196,314	—	(146,723)
(Provision) benefit for taxes on income	106,725	2,399	(81,695)	—	27,429

Net income (loss)	(228,833)	(5,080)	114,619	—	(119,294)
Noncontrolling interest	—	—	(3,673)	—	(3,673)
Equity in earnings (losses) of subsidiaries (net of tax)	105,866	(957)	—	(104,909)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(122,967)	$(6,037)	$110,946	$(104,909)	$(122,967)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$912,918	$181,787	$1,127,204	$(561,021)	$1,660,888

Expenses:
Direct operating	538,321	120,277	354,401	—	1,012,999
Depreciation of revenue earning equipment	481,717	59,256	479,221	(561,021)	459,173
Selling, general and administrative	78,156	16,935	72,626	—	167,717
Interest expense	70,161	7,245	92,183	—	169,589
Interest income	(49)	(1)	(2,228)	—	(2,278)

Total expenses	1,168,306	203,712	996,203	(561,021)	1,807,200

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(255,388)	(21,925)	131,001	—	(146,312)
Provision (benefit) for taxes on income (loss)	57,903	5,146	(48,836)	—	14,213

Net income (loss)	(197,485)	(16,779)	82,165	—	(132,099)
Less: Net income attributable to noncontrolling interest	—	—	(3,578)	—	(3,578)
Equity in earnings (losses) of subsidiaries (net of tax)	61,808	(365)	—	(61,443)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(135,677)	$(17,144)	$78,587	$(61,443)	$(135,677)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(220,503)	$119,262	$381,670	$(114,560)	$165,869

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(2,266)	12,798	10,079	—	20,611
Revenue earning equipment expenditures	(39,684)	(155,822)	(1,768,308)	—	(1,963,814)
Proceeds from disposal of revenue earning equipment	31,398	42,768	1,615,993	—	1,690,159
Property and equipment expenditures	(33,564)	(7,449)	(15,757)	—	(56,770)
Proceeds from disposal of property and equipment	4,446	1,287	8,718	—	14,451
Return of capital from subsidiaries	1,250,440	—	—	(1,250,440)	—
Capital contributions to subsidiaries	(1,172,700)	—	—	1,172,700	—
Acquisitions, net of cash acquired	—	—	(9,774)	—	(9,774)
Other investing activities	—	—	1,192	—	1,192

Net cash provided by (used in) investing activities	38,070	(106,418)	(157,857)	(77,740)	(303,945)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,425,948	—	3,508	—	2,429,456
Payment of long-term debt	(3,095,542)	(3)	(43,330)	—	(3,138,875)
Short-term borrowings:
Proceeds	—	—	67,155	—	67,155
Payments	(1,551)	—	(223,751)	—	(225,302)
Proceeds (payments) under the revolving lines of credit, net	(14,128)	(2,095)	64,151	—	47,928
Capital contributions received from Parent	—	—	1,172,700	(1,172,700)	—
Payment of dividends and return of capital	—	—	(1,365,000)	1,365,000	—
Proceeds from employee stock purchase plan	871	—	—	—	871
Loan with Hertz Global Holdings, Inc.	(9,016)	—	—	—	(9,016)
Payment of financing costs	(62,641)	—	(1,450)	—	(64,091)

Net cash provided by (used in) financing activities	(756,059)	(2,098)	(326,017)	192,300	(891,874)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	21,687	—	21,687

Net change in cash and cash equivalents during the period	(938,492)	10,746	(80,517)	—	(1,008,263)
Cash and cash equivalents at beginning of period	1,754,378	5,180	614,448	—	2,374,006

Cash and cash equivalents at end of period	$815,886	$15,926	$533,931	$—	$1,365,743

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(349,858)	$21,878	$700,600	$(93,300)	$279,320

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(3,187)	(8,989)	152,081	—	139,905
Revenue earning equipment expenditures	(13,154)	(22,281)	(2,179,034)	—	(2,214,469)
Proceeds from disposal of revenue earning equipment	7,727	11,002	1,587,718	—	1,606,447
Property and equipment expenditures	(24,179)	(6,031)	(21,082)	—	(51,292)
Proceeds from disposal of property and equipment	(198)	5,242	1,639	—	6,683
Return of capital from subsidiaries	22,225	—	—	(22,225)	—
Purchase of short-term investments, net	3,052	94	214	—	3,360
Other investing activities	—	—	341	—	341

Net cash used in investing activities	(7,714)	(20,963)	(458,123)	(22,225)	(509,025)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	7,461	—	1,011	—	8,472
Payment of long-term debt	(11,101)	(19)	(251,473)	—	(262,593)
Short-term borrowings:
Proceeds	—	—	66,581	—	66,581
Payments	—	—	(79,279)	—	(79,279)
Proceeds (payments) under the revolving lines of credit, net	483,397	(1,539)	(134,683)	—	347,175
Distributions to noncontrolling interest	—	—	(2,975)	—	(2,975)
Payment of dividends and return of capital	—	—	(115,525)	115,525	—
Proceeds from employee stock purchase plan	610	—	—	—	610
Loan with Hertz Global Holdings, Inc.	2	—	—	—	2
Payment of financing costs	(278)	—	(1,033)	—	(1,311)

Net cash provided by (used in) financing activities	480,091	(1,558)	(517,376)	115,525	76,682

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(32,687)	—	(32,687)

Net change in cash and cash equivalents during the period	122,519	(643)	(307,586)	—	(185,710)
Cash and cash equivalents at beginning of period	108,522	6,069	870,876	—	985,467

Cash and cash equivalents at end of period	$231,041	$5,426	$563,290	$—	$799,757

Note 16—Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2010 and 2009 and the Condensed Consolidating Statements of Operations for the years ended December 31, 2010, 2009 and 2008, and Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008, of (a) The Hertz Corporation, ("the Company" or "the Parent"); (b) the Parent's subsidiaries that guarantee the Parent's indebtedness, or the Guarantor Subsidiaries; (c) the Parent's subsidiaries that do not guarantee the Parent's indebtedness, or the Non-Guarantor Subsidiaries; (d) elimination entries necessary to consolidate the Parent with the Guarantor Subsidiaries and Non-Guarantor Subsidiaries; and (e) the Company on a consolidated basis.

Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. Separate financial statements and other disclosures with respect to the Guarantor Subsidiaries have not been provided as management believes the following information is sufficient, as the Guarantor Subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional. Additionally, substantially all of the assets of the Guarantor Subsidiaries are pledged under the Senior Credit Facilities, and consequently will not be available to satisfy the claims of our general creditors.

We have revised our Condensed Consolidating Balance Sheet as of December 31, 2009 to appropriately reflect an accounts payable balance for the Non-Guarantor Subsidiaries that was previously reported in the Parent. We previously reported "Investment in subsidiaries, net" of $4,512.6 million and "Accounts payable" of $236.2 million for the Parent as of December 31, 2009 and "Accounts payable" of $375.1 million and "The Hertz Corporation and Subsidiaries stockholder's equity" of $2,280.3 million for the Non-Guarantor Subsidiaries. Also, we have revised our Condensed Consolidated Statement of Cash Flows for the year ended December 31, 2009 to reflect a reclassification of revenue earning equipment expenditures between the operating and investing sections of the Parent, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. We previously reported "Net cash used in operating activities" of $100.2 million and "Net cash provided by investing activities" of $101.9 million for the Guarantor Subsidiaries for the year ended December 31, 2009. We previously reported "Net cash used in investing activities" of $1,240.7 million for the Non-Guarantor Subsidiaries for the year ended December 31, 2009. There was no impact to The Hertz Corporation's Consolidated Balance Sheet or Consolidated Statement of Cash Flows. Management has concluded that this footnote revision is not material to our previously issued consolidated financial statements.

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$1,754,378	$5,180	$614,448	$—	$2,374,006
Restricted cash and cash equivalents	16,092	25,468	166,016	—	207,576
Receivables, less allowance for doubtful accounts	265,195	166,483	924,875	—	1,356,553
Due from Hertz affiliate	501,735	47,166	313,466	(862,367)	—
Inventories, at lower cost or market	21,164	31,734	34,531	—	87,429
Prepaid expenses and other assets	1,756,704	6,814	169,539	(1,588,131)	344,926
Revenue earning equipment, net	166,316	1,265,641	7,507,452	—	8,939,409
Property and equipment, net	735,770	178,691	249,108	—	1,163,569
Investment in subsidiaries, net	4,044,084	47,109	—	(4,091,193)	—
Other intangible assets, net	114,840	2,334,500	101,219	—	2,550,559
Goodwill	71,835	9,971	218,368	—	300,174

Total assets	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

LIABILITIES AND EQUITY
Due to Hertz affiliate	$360,069	$191,832	$311,862	$(862,367)	$1,396
Accounts payable	144,261	177,170	623,542	—	944,973
Accrued liabilities	681,125	30,961	355,916	—	1,068,002
Accrued taxes	51,916	174,553	22,331	(112,403)	136,397
Debt	5,601,707	112	5,317,526	—	10,919,345
Public liability and property damage	110,346	16,939	151,400	—	278,685
Deferred taxes on income	—	1,284,768	1,651,172	(1,475,728)	1,460,212

Total liabilities	6,949,424	1,876,335	8,433,749	(2,450,498)	14,809,010

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,498,689	2,242,422	1,848,771	(4,091,193)	2,498,689
Noncontrolling interest	—	—	16,502	—	16,502

Total equity	2,498,689	2,242,422	1,865,273	(4,091,193)	2,515,191

Total liabilities and equity	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$108,522	$6,069	$870,876	$—	$985,467
Restricted cash and cash equivalents	36,024	7,955	321,180	—	365,159
Receivables, less allowance for doubtful accounts	206,702	134,996	987,949	—	1,329,647
Due from Hertz affiliate	796,408	40,421	293,653	(1,130,482)	—
Inventories, at lower cost or market	17,908	35,717	39,790	—	93,415
Prepaid expenses and other assets	1,518,906	7,166	124,892	(1,360,974)	289,990
Revenue earning equipment, net	89,451	1,355,727	7,406,407	—	8,851,585
Property and equipment, net	730,861	190,993	266,275	—	1,188,129
Investment in subsidiaries, net	4,477,526	41,834	—	(4,519,360)	—
Other intangible assets, net	135,011	2,350,893	111,778	—	2,597,682
Goodwill	71,835	7,510	216,005	—	295,350

Total assets	$8,189,154	$4,179,281	$10,638,805	$(7,010,816)	$15,996,424

LIABILITIES AND EQUITY
Due to Hertz affiliate	$341,644	$345,943	$450,466	$(1,130,484)	$7,569
Accounts payable	201,118	47,427	410,126	—	658,671
Accrued liabilities	590,921	26,595	405,242	—	1,022,758
Accrued taxes	51,457	151,745	147,213	(224,609)	125,806
Debt	4,442,100	180	5,554,734	—	9,997,014
Public liability and property damage	105,134	18,455	154,239	—	277,828
Deferred taxes on income	—	1,314,802	1,254,268	(1,136,365)	1,432,705

Total liabilities	5,732,374	1,905,147	8,376,288	(2,491,458)	13,522,351

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,456,780	2,274,134	2,245,224	(4,519,358)	2,456,780
Noncontrolling interest	—	—	17,293	—	17,293

Total equity	2,456,780	2,274,134	2,262,517	(4,519,358)	2,474,073

Total liabilities and equity	$8,189,154	$4,179,281	$10,638,805	$(7,010,816)	$15,996,424

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$3,961,435	$840,954	$5,210,658	$(2,450,513)	$7,562,534

Expenses:
Direct operating	2,216,821	535,625	1,529,905	—	4,282,351
Depreciation of revenue earning equipment	1,938,416	236,594	2,143,650	(2,450,513)	1,868,147
Selling, general and administrative	330,107	70,396	263,939	—	664,442
Interest expense	297,512	28,594	400,433	—	726,539
Interest and other income, net	(236)	8	(12,082)	—	(12,310)

Total expenses	4,782,620	871,217	4,325,845	(2,450,513)	7,529,169

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(821,185)	(30,263)	884,813	—	33,365
(Provision) benefit for taxes on income	314,286	7,476	(355,490)	—	(33,728)

Net income (loss)	(506,899)	(22,787)	529,323	—	(363)
Noncontrolling interest	—	—	(17,383)	—	(17,383)
Equity in earnings (losses) of subsidiaries (net of tax)	489,153	(5,268)	—	(483,885)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(17,746)	$(28,055)	$511,940	$(483,885)	$(17,746)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$3,694,986	$807,068	$4,773,473	$(2,174,020)	$7,101,507

Expenses:
Direct operating	2,081,153	485,233	1,517,790	—	4,084,176
Depreciation of revenue earning equipment	1,896,687	253,518	1,955,173	(2,174,020)	1,931,358
Selling, general and administrative	284,082	80,518	276,403	—	641,003
Interest expense	291,075	31,211	331,375	—	653,661
Interest and other income, net	(48,900)	167	(15,704)	—	(64,437)

Total expenses	4,504,097	850,647	4,065,037	(2,174,020)	7,245,761

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(809,111)	(43,579)	708,436	—	(144,254)
(Provision) benefit for taxes on income	326,149	21,656	(299,407)	—	48,398

Net income (loss)	(482,962)	(21,923)	409,029	—	(95,856)
Noncontrolling interest	—	—	(14,679)	—	(14,679)
Equity in earnings (losses) of subsidiaries (net of tax)	372,427	(4,161)	—	(368,266)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(110,535)	$(26,084)	$394,350	$(368,266)	$(110,535)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$4,153,298	$1,151,322	$5,802,465	$(2,582,030)	$8,525,055

Expenses:
Direct operating	2,427,023	648,375	1,854,620	—	4,930,018
Depreciation of revenue earning equipment	2,252,428	248,157	2,275,609	(2,582,030)	2,194,164
Selling, general and administrative	316,917	112,354	340,368	—	769,639
Interest expense	315,960	66,300	488,230	—	870,490
Interest and other income, net	(2,958)	(1,052)	(20,751)	—	(24,761)
Impairment charges	—	956,096	212,804	—	1,168,900

Total expenses	5,309,370	2,030,230	5,150,880	(2,582,030)	9,908,450

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(1,156,072)	(878,908)	651,585	—	(1,383,395)
(Provision) benefit for taxes on income	429,196	142,124	(373,663)	—	197,657

Net income (loss)	(726,876)	(736,784)	277,922	—	(1,185,738)
Noncontrolling interest	—	—	(20,786)	—	(20,786)
Equity in earnings (losses) of subsidiaries (net of tax)	(479,648)	(9,775)	—	489,423	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(1,206,524)	$(746,559)	$257,136	$489,423	$(1,206,524)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$337,055	$93,252	$2,189,175	$(381,555)	$2,237,927

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	19,932	(17,514)	158,098	—	160,516
Revenue earning equipment expenditures	(188,057)	(96,452)	(8,156,363)	—	(8,440,872)
Proceeds from disposal of revenue earning equipment	169,451	75,139	7,273,856	—	7,518,446
Property and equipment expenditures	(92,415)	(19,275)	(67,519)	—	(179,209)
Proceeds from disposal of property and equipment	4,311	11,239	23,355	—	38,905
Capital contributions to subsidiaries	(1,544,332)	—	—	1,544,332	—
Return of capital from subsidiaries	1,877,095	—	—	(1,877,095)	—
Acquisitions, net of cash acquired	(35)	(43,789)	(3,747)	—	(47,571)
Sale of short-term investments, net	3,183	94	214	—	3,491
Other investing activities	—	—	2,726	—	2,726

Net cash provided by (used in) investing activities	249,133	(90,558)	(769,380)	(332,763)	(943,568)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,209,866	—	1,425,847	—	2,635,713
Payment of long-term debt	(73,342)	(68)	(2,880,823)	—	(2,954,233)
Short-term borrowings:
Proceeds	—	—	490,490	—	490,490
Payments	(2,615)	—	(968,334)	—	(970,949)
Proceeds (payments) under the revolving lines of credit, net	(18,907)	(3,515)	1,048,492	—	1,026,070
Distributions to noncontrolling interest	—	—	(18,200)	—	(18,200)
Payment of Dividends and Return of Capital	(23,000)	—	(2,258,650)	2,258,650	(23,000)
Capital Contributions Received from Parent	—	—	1,544,332	(1,544,332)	—
Proceeds from employee stock purchase plan	3,208	—	—	—	3,208
Excess tax benefits from exercise of stock options	(258)	—	—	—	(258)
Loan from Hertz Global Holdings, Inc.	(6,173)	—	—	—	(6,173)
Payment of financing costs	(29,111)	—	(49,040)	—	(78,151)

Net cash provided by (used in) financing activities	1,059,668	(3,583)	(1,665,886)	714,318	104,517

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(10,337)	—	(10,337)

Net change in cash and cash equivalents during the period	1,645,856	(889)	(256,428)	—	1,388,539
Cash and cash equivalents at beginning of period	108,522	6,069	870,876	—	985,467

Cash and cash equivalents at end of period	$1,754,378	$5,180	$614,448	$—	$2,374,006

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(730,823)	$(96,344)	$2,882,929	$(353,902)	$1,701,860

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(34,447)	27,468	375,700	—	368,721
Revenue earning equipment expenditures	(88,945)	(29,372)	(7,409,000)	—	(7,527,317)
Proceeds from disposal of revenue earning equipment	67,727	101,495	5,937,402	—	6,106,624
Property and equipment expenditures	(52,503)	(9,863)	(38,335)	—	(100,701)
Proceeds from disposal of property and equipment	(3,076)	8,380	18,393	—	23,697
Capital contributions to subsidiaries	(833,411)	—	—	833,411	—
Return of capital from subsidiaries	1,483,281	—	—	(1,483,281)	—
Acquisitions, net of cash acquired	(40,333)	—	(36,086)	—	(76,419)
Purchase of short-term investments, net	(3,184)	(94)	(214)	—	(3,492)
Other investing activities	—	—	828	—	828

Net cash provided by (used in) investing activities	495,109	98,014	(1,151,312)	(649,870)	(1,208,059)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	4,703	—	1,196,193	—	1,200,896
Payment of long-term debt	(189,810)	(74)	(959,992)	—	(1,149,876)
Short-term borrowings:
Proceeds	—	—	364,065	—	364,065
Payments	—	—	(351,773)	—	(351,773)
Proceeds (payments) under the revolving lines of credit, net	(437,976)	(2,268)	(685,855)	—	(1,126,099)
Distributions to noncontrolling interest	—	—	(15,050)	—	(15,050)
Payment of Dividends and Return of Capital	—	—	(1,837,183)	1,837,183	—
Capital Contributions Received from Parent	990,117	—	833,411	(833,411)	990,117
Proceeds from employee stock purchase plan	2,400	—	—	—	2,400
Loan from Hertz Global Holdings, Inc.	(7,186)	—	—	—	(7,186)
Payment of financing costs	(43,856)	—	(1,161)	—	(45,017)

Net cash provided by (used in) financing activities	318,392	(2,342)	(1,457,345)	1,003,772	(137,523)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	35,192	—	35,192

Net change in cash and cash equivalents during the period	82,678	(672)	309,464	—	391,470
Cash and cash equivalents at beginning of period	25,844	6,741	561,412	—	593,997

Cash and cash equivalents at end of period	$108,522	$6,069	$870,876	$—	$985,467

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(1,501,317)	$(45,658)	$4,488,139	$(504,615)	$2,436,549

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	—	—	(71,836)	—	(71,836)
Revenue earning equipment expenditures	(99,013)	(87,719)	(9,964,250)	—	(10,150,982)
Proceeds from disposal of revenue earning equipment	80,716	189,125	8,349,874	—	8,619,715
Property and equipment expenditures	(81,343)	(28,509)	(83,914)	—	(193,766)
Proceeds from disposal of property and equipment	29,156	2,563	36,796	—	68,515
Return of capital from subsidiaries	1,294,235	—	—	(1,294,235)	—
Acquisitions, net of cash acquired	(14,050)	(17,616)	(39,254)	—	(70,920)
Other investing activities	—	—	(488)	—	(488)

Net cash provided by (used in) investing activities	1,209,701	57,844	(1,773,072)	(1,294,235)	(1,799,762)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	11,408	—	11,157	—	22,565
Repayment of long-term debt	(65,246)	(69)	(795,200)	—	(860,515)
Short-term borrowings:
Proceeds	—	—	396,679	—	396,679
Repayments	—	—	(374,333)		(374,333)
Proceeds (repayments) under the revolving lines of credit, net	279,300	(23,353)	(57,186)	—	198,761
Payment of financing costs	(10,090)	—	(51,133)	—	(61,223)
Loan with Hertz Global Holdings, Inc.	6,273	—	—	—	6,273
Dividends paid	—	—	(1,798,850)	1,798,850	—
Distributions to noncontrolling interest	—	—	(24,150)	—	(24,150)

Net cash provided by (used in) financing activities	221,645	(23,422)	(2,693,016)	1,798,850	(695,943)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(76,540)	—	(76,540)

Net change in cash and cash equivalents during the period	(69,971)	(11,236)	(54,489)	—	(135,696)
Cash and cash equivalents at beginning of period	95,815	17,977	615,901	—	729,693

Cash and cash equivalents at end of period	$25,844	$6,741	$561,412	$—	$593,997